UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Xaraf Management LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   028-11799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Lauren Rose
Title:    President, Xaraf Advisors Corp., Managing Member
Phone:    203-861-8220
Signature, Place and Date of Signing:

    Lauren Rose    Greenwich, Connecticut    November 13, 2006

Report Type (Check only one.):

[   ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[ X ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number     Name
028-05431            Sunrise Partners Limited Partnership

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $91


List of Other Included Managers:          NONE

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENTRX PHARMACEUTICALS INC   COM              00764X103       91    33200 SH       DEFINED                        33200